1(212) 318-6609

kevinbrown@paulhastings.com

February 2, 2026

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention:	Office of Filings, Information & Consumer Services

RE:	Gabelli 787 Fund, Inc. (the “Corporation”) File Nos. 333-141582/811-22041

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above-named Corporation do not differ from those contained in Post-Effective Amendment No. 34 (the “Amendment”) to the Corporation’s Registration Statement on Form N-1A. The Amendment was filed electronically on January 28, 2026 (Accession #0001829126-26-000708).

If you have any questions concerning this filing, you may contact the undersigned at the number above.

Very truly yours,

/s/ Kevin Brown
Kevin Brown
Paul Hastings LLP

cc:	J. Ball – Gabelli Funds, LLC

P. Goldstein – Gabelli Funds, LLC

Heather S. Crowley